Seward & Kissel LLP
                               1200 G Street, N.W.
                                    Suite 350
                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)


                                                  February 3, 2006


VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

               Re:  AllianceBernstein  Exchange Reserves
                    (File Nos. 33-74230 and 811-08294)
                    ----------------------------------

Ladies and Gentlemen:

     On behalf of AllianceBernstein Exchange Reserves (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses and Statement of Additional Information of the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on January 31, 2006.

                                                  Sincerely,

                                                  /s/  Nora L. Sheehan
                                                  --------------------
                                                       Nora L. Sheehan


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